Additional Financial Information (Narrative) (Details) $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	Jan. 31, 2019	Dec. 31, 2017 USD ($)
Additional Financial Information [Line Items]
Accounts payable	[1]	$ 27,018		$ 24,439
Concentration Risk [Line Items]
Approximate number of persons employed at a point in time			268,000
Percentage of employees represented by CWA, IBEW, or other unions		40%
Vendor Financing Program [Member]
Additional Financial Information [Line Items]
Accounts payable		$ 1,984		927
Noncash Investing Activities		2,162
Other Supplier Financing [Member]
Additional Financial Information [Line Items]
Accounts payable		$ 1,855		$ 39
Workforce Subject to Collective Bargaining Arrangements [Member] | Expired Contract [Member] | Non Mobility [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage		3,300
Relevant union contract expiration year		2018
Workforce Subject to Collective Bargaining Arrangements [Member] | Expired Contract [Member] | Midwest Wireline [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage		8,300
Relevant union contract expiration year		2018
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member]
Concentration Risk [Line Items]
Number of employees under contracts where union may call a work stoppage		26,000
Relevant union contract expiration year		2019

[1]	December 31, 2018 and 2017 balances include payables of $1,984 and $927 under our vendor financing program and $1,855 and $39 of other supplier financing, respectively.